Foreign currency risk - Financial assets and liabilities held in foreign currency (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of financial assets [line items]
Cash and cash equivalents	SFr 371.0	$ 184.6	€ 9.2	SFr 653.1	$ 710.0	€ 2.1
Trade receivables and other financial assets		257.9	5.3		56.6	12.3
Trade payables and other financial liabilities		(42.9)	(0.7)		(5.2)	(9.6)
Total assets and liabilities		$ 399.6	€ 13.8		$ 761.3	€ 4.7